Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Gross carrying value
Gross carrying value at beginning	$ 1,066,208	$ 1,067,561	$ 1,076,439
Gross carrying value, Write off
Gross carrying value, Exchange differences	(4,155)	(1,353)	(8,878)
Gross carrying value at ending	1,063,098	1,066,208	1,067,561
Gross carrying value, Additions	1,045
Gross carrying value, Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))
Gross carrying value, Acquisition through business combination (refer to Note 20)
Accumulated amortisation at beginning	32,024	24,155	16,211
Accumulated amortisation, Charge for the year	7,785	7,869	7,944
Write off (refer to Note 19)
Net block	1,023,289	1,034,184	1,043,406	$ 1,060,228
Accumulated amortisation at ending	39,809	32,024	24,155
Goodwill [Member]
Gross carrying value
Gross carrying value at beginning	726,715	728,068	736,946
Gross carrying value, Write off
Gross carrying value, Exchange differences	(4,155)	(1,353)	(8,878)
Gross carrying value at ending	722,560	726,715	728,068
Gross carrying value, Additions
Gross carrying value, Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))
Accumulated amortisation at beginning
Accumulated amortisation, Charge for the year
Net block	722,560	726,715	728,068	736,946
Accumulated amortisation at ending
Commercial rights [Member]
Gross carrying value
Gross carrying value at beginning	339,277	339,277	339,277
Gross carrying value at ending	339,277	339,277	339,277
Gross carrying value, Additions
Gross carrying value, Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))
Accumulated amortisation at beginning	31,917	24,074	16,157
Accumulated amortisation, Charge for the year	7,760	7,843	7,917
Net block	299,600	307,360	315,203	323,120
Accumulated amortisation at ending	39,677	31,917	24,074
Softwares [Member]
Gross carrying value
Gross carrying value at beginning	216	216	216
Gross carrying value at ending	1,261	216	216
Gross carrying value, Additions	1,045
Gross carrying value, Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))
Accumulated amortisation at beginning	107	81	54
Accumulated amortisation, Charge for the year	24	26	27
Net block	1,129	109	135	162
Accumulated amortisation at ending	131	107	81
Intangible asset under development [Member]
Gross carrying value
Gross carrying value at beginning			11,051
Gross carrying value, Write off			(11,051)
Gross carrying value, Exchange differences
Gross carrying value at ending
Gross carrying value, Additions
Gross carrying value, Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))
Gross carrying value, Acquisition through business combination (refer to Note 20)
Accumulated amortisation at beginning
Accumulated amortisation, Charge for the year
Write off (refer to Note 19)
Net block				$ 11,051
Accumulated amortisation at ending